Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2026
Significant Events in the Reporting Period [Abstract]
Significant events in the reporting period

Note 3:- Significant events in the reporting period

On March 11, 2026, the company announced that its Board of Directors has declared a special cash dividend of $0.25 (NIS 0.77) per share on the Company’s common stock (totaling $14,421 thousands). The special cash dividend was paid on April 7, 2026, to shareholders of record at the close of business on March 23, 2026.